Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2011
Regulatory Matters [Abstract]
Reconciliation Of The Statutory Capital and Surplus to GAAP Equity

	December 31,
(In millions)	2011	2010

Statutory capital and surplus	$1,193.1	$1,226.8

Adjustments to reconcile to GAAP equity:
Future policy benefits and other policyholder funds	285.4	251.6
DAC, VOBA and other intangible assets	315.8	295.0
Deferred tax liabilities	(222.9)	(202.0)
Asset valuation reserve	107.2	95.6
Valuation of investments	368.7	264.7
Interest maintenance reserve	19.8	12.6
Equity of StanCorp and its non-insurance subsidiaries	(206.9)	(150.9)
Non-admitted assets	266.6	216.6
Prepaid pension cost	(89.6)	(40.8)
Accrued retirement and defined benefit plans	(35.1)	(46.9)
Capital lease obligations	(2.1)	(3.2)
Special surplus in accordance with SSAP No. 10R	8.6	(11.4)
Other, net	(18.2)	(13.1)

GAAP equity	$1,990.4	$1,894.6

Reconciliation Of The Statutory Gain From Operations to GAAP Net Income

	Years ended December 31,
(In millions)	2011	2010	2009

Statutory gain from operations	$125.8	$195.5	$224.5

Adjustments to reconcile to GAAP net income:
Future policy benefits and other policyholder funds	48.0	11.6	(2.1)
DAC and VOBA, net of amortization	19.2	21.9	17.9
Deferred income taxes	(42.1)	6.2	15.1
Current income taxes	24.7	1.3	(4.6)
Earnings of StanCorp and its non-insurance subsidiaries	(18.9)	(45.3)	(27.5)
Reinsurance ceding commission	(15.2)	(16.1)	(13.9)
Reserve increase due to change in valuation basis	--	--	(8.1)
Deferred capital gains (interest maintenance reserve)	7.2	11.6	4.1
Other, net	(12.0)	(0.8)	0.1

GAAP net income	$136.7	$185.9	$205.5